Catalyst/SMH High Income Fund

Catalyst/SMH Total Return Income Fund

SMH Representation Trust

each a series of

Mutual Fund Series Trust

Incorporated herein by reference are the definitive versions of the prospectus for SMH Representation Trust, Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 11, 2015 (SEC Accession No. 0001580642-15-004211).